Reverse Stock Split	12 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Reverse Stock Split

4. Reverse stock split

On April 23, 2024, the Company effected a consolidation of its authorized share capital from 500,000,000 shares, par value, $0.0001 each to 25,000,000 shares, par value $0.002 each (the “Reverse Stock Split” or “RSS”). As a result of the Reverse Stock Split, every twenty Ordinary Shares issued and outstanding as of the record date were combined into one post-RSS Ordinary Share. No fractional shares were issued as a result of the Reverse Stock Split. Shareholders holding a number of shares not evenly divisible by twenty were instead rounded up to the next whole post-RSS Ordinary Share.

The Company also proportionately adjusted the terms of outstanding warrants, equity-based awards and other outstanding equity rights.

The impact of the Reverse Stock Split is presented below:

(in USD)	Number Prior to RSS	Number Post-RSS	Exercise Price Prior to RSS	Exercise Price Post-RSS
Ordinary shares***	62,601,280	3,208,038
Warrants*	26,437,500	26,437,500	$11.50	$11.50
Warrants**	2,280,979	2,280,979	$0.79	$0.79
Warrants**	1,140,490	1,140,490	$4.49	$4.49
Share options	1,026,441	51,323	$0.000022	$0.00045
Share options	1,123,382	56,179	$0.78	$15.69
Share options	127,164	6,366	$2.13	$42.60
Management earnout shares	8,518,290	425,916
Sponsor earnout shares	754,687	37,735
SAP compensation	683,720	34,186

*While the number of warrants remained unchanged, twenty warrants must now be exercised to purchase one Ordinary Share. The effective exercise price of twenty warrants is $230.00.

**These warrants expired on May 28, 2024.

***The number of post-RSS shares is not exactly one twentieth of the number of pre-RSS shares due to the issuance of additional shares to ensure no fractional shares would be issued.

The number of ordinary shares and other instruments presented throughout these consolidated financial statements has been adjusted to reflect the capital structure as if the Reverse Stock Split had occurred prior to the start of the first period presented.